Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,347,000
Previously Paid Amount	0.00
Total Fee Amount	186.02
Total Offset Amount	0.00
Net Fee	186.02
Narrative - Max Aggregate Offering Price	$ 1,347,000
Final Prospectus	true